Investments in Associates and Joint Ventures - Summary of Balance Sheet of Associates (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Non-current assets	£ 21,024	£ 20,196
Current assets	8,691	8,652
Total assets	29,715	28,848
Non-current liabilities	(11,642)	(10,160)
Current liabilities	(6,360)	(6,660)
Total liabilities	(18,002)	(16,820)
Net assets	11,713	12,028
Moet Hennessy [member]
Disclosure of associates [line items]
Non-current assets	4,251	4,160
Current assets	7,395	6,897
Total assets	11,646	11,057
Non-current liabilities	(972)	(973)
Current liabilities	(2,218)	(2,067)
Total liabilities	(3,190)	(3,040)
Net assets	£ 8,456	£ 8,017